Schedule of trade receivable (Details) - SEK (kr) kr in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Trade receivable, gross	kr 25,716	kr 24,943
Trade receivable, write off	(4,701)	(3,795)
Not later than one month [member]
IfrsStatementLineItems [Line Items]
Trade receivable, gross	616	6,457
Trade receivable, write off		(644)
Later than two months and not later than three months [member]
IfrsStatementLineItems [Line Items]
Trade receivable, gross	3,646	3,052
Trade receivable, write off		(3,151)
Later than three months and not later than four months [member]
IfrsStatementLineItems [Line Items]
Trade receivable, gross	365	5,517
Trade receivable, write off
Later than four months [member]
IfrsStatementLineItems [Line Items]
Trade receivable, gross	15,578
Trade receivable, write off	(4,701)
Gross [member]
IfrsStatementLineItems [Line Items]
Receivables not past due	5,511	9,917
Write off [member]
IfrsStatementLineItems [Line Items]
Receivables not past due